Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Income before income taxes	$ 4.5	$ (283.1)	$ (382.8)	$ (26.4)	$ 7.0
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	0.00%		0.00%
Income before income taxes	$ 18.0	$ 15.4	$ 62.6	$ 63.0	$ 64.3
Vicksmetal Armco Associates [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	50.00%		50.00%